Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

Note 11 - Segment Information

We manage our business in three segments based on geographic location for which operating managers are responsible to the Chief Executive Officer. These segments historically have included: (i) North America, (ii) United Kingdom, and (iii) Other Foreign Markets. We no longer operate in the Other Foreign Markets segment. Operating results, as reported below, are reviewed regularly by our Chief Executive Officer, or Chief Operating Decision Maker (“CODM”) and other members of the executive team.

The proportion of our total revenue attributable to each segment is as follows:

	Six Months Ended June 30,
	2022	2021
As a percentage of total revenue
North America	100.0%	55.0%
U.K.	0.0%	45.0%
Other foreign markets	—%	-%
Total consolidated revenue	100.0%	100.0%

Operating results for the segments are as follows:

	Six Months Ended June 30,
	2022	2021
	(In thousands)
Segment revenue
North America	$354	$3,293
U.K.	-	2,689
Other foreign markets	—	-
Total consolidated revenue	$354	$5,982

	Six Months Ended June 30,
	2022	2021
	(In thousands)
Segment gross profit contribution *
North America	$7	$1,935
U.K.	1	2,209
Other foreign markets	—	-
Total consolidated gross profit	$8	$4,144

*	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expenses.

	Six Months Ended June 30,
	2022	2021
	(In thousands)
Depreciation and amortization expenses
North America	$-	$2
U.K.	$-	2
Other foreign markets	—	-
Total consolidated depreciation and amortization expenses	$-	$4

	June 30,	December 31,
	2022	2021
	(In thousands)
Segment identifiable assets
North America	$400	1348
U.K.	$93	126
Other foreign markets	$171	175
Total consolidated identifiable assets	$664	$1,649

Note 15- Segment Information

We manage our business in three segments based on geographic location for which operating managers are responsible to the Chief Executive Officer. These segments include: (i) North America, (ii) United Kingdom, and (iii) Other Foreign Markets. Operating results, as reported below, are reviewed regularly by our Chief Executive Officer, or Chief Operating Decision Maker (“CODM”) and other members of the executive team.

The proportion of our total revenue attributable to each segment is as follows:

	Years Ended December 31,
As a percentage of total revenue	2021	2020
North America	65.1%	91.1%
U.K.	34.9%	3.3%
Other foreign markets	-%	5.6%
Total consolidated revenue	100.0%	100.0%

Operating results for the segments are as follows:

	Years Ended December 31,
	2021	2020
Segment revenue	(In thousands)
North America	$5,021	$23,596
U.K.	2,689	846
Other foreign markets	-	1,472
Total consolidated revenue	$7,710	$25,914

	Years Ended December 31,
	2021	2020
Segment gross profit contribution *	(In thousands)
North America	$1,586	$15,631
U.K.	2,194	802
Other foreign markets	-	1,319
Total consolidated gross profit	$3,780	$17,752

*	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expense.

	Years Ended December 31,
	2021	2020
Depreciation and amortization expenses	(In thousands)
North America	$2	$45
U.K.	2	14
Other foreign markets	-	-
Total consolidated depreciation and amortization expenses	$4	$59

	December 31,	December 31,
	2021	2020
Segment identifiable assets	(In thousands)
North America	$1,348	$3,834
U.K.	126	1,266
Other foreign markets	175	192
Total consolidated identifiable assets	$1,649	$5,292

Our long-lived assets in the U.S. were approximately $4.0 thousand for the year ended December 31, 2020. We had no long-lived assets in the U.S. as at December 31, 2021. We had no international long-lived assets for the same periods.